UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3275

Smith Barney Investment Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: April 30

Date of reporting period: January 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT FUNDS INC.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

LARGE CAP GROWTH AND VALUE FUND

FORM N-Q

JANUARY 31, 2006

Smith Barney Multiple Discipline Funds - Large Cap Growth and Value Fund

Schedule of Investments (unaudited)	January 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 96.6%
CONSUMER DISCRETIONARY - 17.3%
Hotels, Restaurants & Leisure - 1.8%
58,000	Expedia Inc.*	$1,509,160
36,040	McDonald’s Corp.	1,261,760

	Total Hotels, Restaurants & Leisure	2,770,920

Household Durables - 0.8%
49,750	Newell Rubbermaid Inc.	1,176,090

Internet & Catalog Retail - 2.0%
33,000	Amazon.com Inc.*	1,479,060
54,500	IAC/InterActiveCorp.*	1,581,590

	Total Internet & Catalog Retail	3,060,650

Media - 8.4%
30,500	EchoStar Communications Corp., Class A Shares*	841,800
208,500	Liberty Media Corp., Class A Shares*	1,743,060
137,500	News Corp., Class B Shares	2,274,250
274,300	Time Warner Inc.	4,808,479
120,100	Walt Disney Co.	3,039,731

	Total Media	12,707,320

Multiline Retail - 1.2%
18,500	J.C. Penney Co. Inc.	1,032,300
15,500	Target Corp.	848,625

	Total Multiline Retail	1,880,925

Specialty Retail - 3.1%
44,000	Bed Bath & Beyond Inc.*	1,646,040
76,800	Home Depot Inc.	3,114,240

	Total Specialty Retail	4,760,280

	TOTAL CONSUMER DISCRETIONARY	26,356,185

CONSUMER STAPLES - 11.9%
Beverages - 3.6%
77,500	Coca-Cola Co.	3,206,950
39,500	PepsiCo Inc.	2,258,610

	Total Beverages	5,465,560

Food & Staples Retailing - 1.0%
84,190	Kroger Co.*	1,549,096

Food Products - 2.3%
69,540	Sara Lee Corp.	1,271,191
35,100	Wm. Wrigley Jr. Co.	2,244,996

	Total Food Products	3,516,187

Household Products - 3.3%
21,400	Kimberly-Clark Corp.	1,222,368
65,250	Procter & Gamble Co.	3,864,758

	Total Household Products	5,087,126

Tobacco - 1.7%
35,200	Altria Group Inc.	2,546,368

	TOTAL CONSUMER STAPLES	18,164,337

ENERGY - 5.8%
Energy Equipment & Services - 1.9%
16,500	Halliburton Co.	1,312,575
18,500	Noble Corp.	1,488,140

	Total Energy Equipment & Services	2,800,715

Oil, Gas & Consumable Fuels - 3.9%
14,500	Burlington Resources Inc.	1,323,270

See Notes to Schedule of Investments.

Smith Barney Multiple Discipline Funds - Large Cap Growth and Value Fund

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 3.9% (continued)
20,000	Royal Dutch Shell PLC, Sponsored ADR, Class A Shares	$1,362,200
13,500	Suncor Energy Inc.	1,081,620
16,050	Total SA, Sponsored ADR	2,220,197

	Total Oil, Gas & Consumable Fuels	5,987,287

	TOTAL ENERGY	8,788,002

FINANCIALS - 17.9%
Capital Markets - 4.6%
10,000	Goldman Sachs Group Inc.	1,412,500
74,600	Merrill Lynch & Co. Inc.	5,600,222

	Total Capital Markets	7,012,722

Commercial Banks - 3.9%
51,218	Bank of America Corp.	2,265,372
32,000	Wachovia Corp.	1,754,560
31,500	Wells Fargo & Co.	1,964,340

	Total Commercial Banks	5,984,272

Consumer Finance - 2.5%
31,600	American Express Co.	1,657,420
25,000	Capital One Financial Corp.	2,082,500

	Total Consumer Finance	3,739,920

Diversified Financial Services - 1.1%
43,500	JPMorgan Chase & Co.	1,729,125

Insurance - 4.8%
72,450	American International Group Inc.	4,742,577
13,420	Chubb Corp.	1,266,177
27,000	St. Paul Travelers Cos. Inc.	1,225,260

	Total Insurance	7,234,014

Thrifts & Mortgage Finance - 1.0%
21,500	Golden West Financial Corp.	1,518,330

	TOTAL FINANCIALS	27,218,383

HEALTH CARE - 16.0%
Biotechnology - 5.5%
51,200	Amgen Inc.*	3,731,968
52,500	Biogen Idec Inc.*	2,349,375
25,950	Genentech Inc.*	2,229,624

	Total Biotechnology	8,310,967

Health Care Providers & Services - 2.2%
30,500	UnitedHealth Group Inc.	1,812,310
21,000	WellPoint Inc.*	1,612,800

	Total Health Care Providers & Services	3,425,110

Pharmaceuticals - 8.3%
25,500	Abbott Laboratories	1,100,325
71,450	Johnson & Johnson	4,111,233
22,500	Novartis AG, Sponsored ADR	1,241,100
173,220	Pfizer Inc.	4,448,290
38,000	Sanofi-Aventis, Sponsored ADR	1,748,000

	Total Pharmaceuticals	12,648,948

	TOTAL HEALTH CARE	24,385,025

INDUSTRIALS - 5.6%
Aerospace & Defense - 1.6%
18,000	Boeing Co.	1,229,580
30,500	Raytheon Co.	1,249,585

	Total Aerospace & Defense	2,479,165

See Notes to Schedule of Investments.

Smith Barney Multiple Discipline Funds - Large Cap Growth and Value Fund

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Commercial Services & Supplies - 0.9%
22,300	Avery Dennison Corp.	$1,332,202

Industrial Conglomerates - 3.1%
91,600	General Electric Co.	2,999,900
20,950	Textron Inc.	1,769,437

	Total Industrial Conglomerates	4,769,337

	TOTAL INDUSTRIALS	8,580,704

INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 3.7%
170,500	Cisco Systems Inc.*	3,166,185
37,500	Comverse Technology Inc.*	1,027,125
78,900	Nokia Oyj, Sponsored ADR	1,450,182

	Total Communications Equipment	5,643,492

Computers & Peripherals - 2.6%
76,600	Dell Inc.*	2,245,146
21,990	International Business Machines Corp.	1,787,787

	Total Computers & Peripherals	4,032,933

Internet Software & Services - 0.9%
40,000	Yahoo! Inc.*	1,373,600

Semiconductors & Semiconductor Equipment - 4.0%
122,300	Intel Corp.	2,601,321
116,900	Texas Instruments Inc.	3,416,987

	Total Semiconductors & Semiconductor Equipment	6,018,308

Software - 4.6%
30,000	Electronic Arts Inc.*	1,637,400
191,700	Microsoft Corp.	5,396,355

	Total Software	7,033,755

	TOTAL INFORMATION TECHNOLOGY	24,102,088

MATERIALS - 0.9%
Chemicals - 0.9%
21,500	Air Products & Chemicals Inc.	1,326,335

TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 1.7%
101,095	AT&T Inc.	2,623,415

Wireless Telecommunication Services - 2.5%
25,000	ALLTEL Corp.	1,500,750
102,480	Sprint Nextel Corp.	2,345,767

	Total Wireless Telecommunication Services	3,846,517

	TOTAL TELECOMMUNICATION SERVICES	6,469,932

UTILITIES - 1.2%
Multi-Utilities - 1.2%
37,300	Sempra Energy	1,792,265

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $145,776,115)	147,183,256

See Notes to Schedule of Investments.

Smith Barney Multiple Discipline Funds - Large Cap Growth and Value Fund

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 3.5%
Repurchase Agreement - 3.5%
$5,320,000	State Street Bank & Trust Co., dated 1/31/06, 3.970% due 2/1/06, Proceeds at maturity - $5,320,587; (Fully collateralized by U.S. Treasury Bonds, 6.000% due 2/15/26; Market value - $5,431,097) (Cost - $5,320,000)	$5,320,000

	TOTAL INVESTMENTS - 100.1% (Cost - $151,096,115#)	152,503,256
	Liabilities in Excess of Other Assets - (0.1)%	(186,921)

	TOTAL NET ASSETS - 100.0%	$152,316,335

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Multiple Discipline Funds - Large Cap Growth and Value Fund (the “Fund”) is a separate non-diversified series of Smith Barney Investment Funds Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$16,447,428
Gross unrealized depreciation	(15,040,287)

Net unrealized appreciation	$1,407,141

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Funds Inc.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	April 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	April 3, 2006

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date	April 3, 2006